Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 401K - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Note Receivable from Participant	$ 22,256	$ 20,283
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,277,911	1,194,074
Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,277,911	1,194,074
Fair Value, Inputs, Level 1 | Common Stock | Cullen/Frost Bankers, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,695
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 341,230	378,145
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 936,681	$ 815,929
Fair Value, Inputs, Level 1 | Mutual Fund | American Beacon Stephens Small Cap Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	89
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,367
Fair Value, Inputs, Level 1 | Mutual Fund | American Funds Balanced R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,501
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 56,287
Fair Value, Inputs, Level 1 | Mutual Fund | DFA Large CAP International I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,257
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 43,542
Fair Value, Inputs, Level 1 | Mutual Fund | Dodge & Cox Stock I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,291
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 21,411
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	587
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 139,614
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Blue Chip Growth K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,174
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 96,179
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Emerging Markets Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,002
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 13,701
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2020 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	841
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 14,187
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2025 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,030
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 20,933
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2030 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,312
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 29,665
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2035 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,230
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 32,741
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2040 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	962
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 27,720
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2045 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	812
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 25,051
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2050 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	778
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 24,062
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2055 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	949
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 24,155
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2060 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	721
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 15,550
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2065 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	594
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 10,378
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index 2070 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	68
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 840
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Freedom Index RET IPR
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	528
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 6,520
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	831
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 25,692
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity State Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	208
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,105
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,545
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 16,320
Fair Value, Inputs, Level 1 | Mutual Fund | Fidelity Money Market Government Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	51,661
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 51,662
Fair Value, Inputs, Level 1 | Mutual Fund | Frost Growth Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,055
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 73,858
Fair Value, Inputs, Level 1 | Mutual Fund | Frost Low Duration Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,039
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 10,344
Fair Value, Inputs, Level 1 | Mutual Fund | Frost Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,945
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 38,227
Fair Value, Inputs, Level 1 | Mutual Fund | John Hancock Disciplined Value Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,096
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 30,107
Fair Value, Inputs, Level 1 | Mutual Fund | MFS Value Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	730
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 36,456
Fair Value, Inputs, Level 1 | Mutual Fund | PIMCO Real Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	755
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,831
Fair Value, Inputs, Level 1 | Mutual Fund | T Rowe Price Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	328
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 32,015
Fair Value, Inputs, Level 1 | Mutual Fund | Victory Sycamore Small Company Opportunity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	180
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 8,161